Consideration Payable (Details) - USD ($)		6 Months Ended
	Jan. 15, 2024	Jun. 30, 2024
Consideration Payable [Line Items]
Fair value of payments	$ 950,000
Discount on the consideration payable		$ 138,548
Consideration Payable [Member]
Consideration Payable [Line Items]
Percentage of consideration payable		11.75%